Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Troubled Debt Restructurings of Financing Receivables) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	¥ 3,853	¥ 2,472	¥ 9,773	¥ 4,680
Post-modification outstanding recorded investment	2,918	1,935	7,904	3,662
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	49	43	489	57
Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	9
Consumer - Other
Financing Receivable, Modifications [Line Items]
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	40
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	2,720	2,472	5,912	4,680
Post-modification outstanding recorded investment	1,786	1,935	4,044	3,662
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	49	43	489	57
Consumer borrowers | Consumer - Housing loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	25		51	11
Post-modification outstanding recorded investment	11		25	11
Consumer borrowers | Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	547	544	1,072	1,075
Post-modification outstanding recorded investment	348	430	692	853
Financing Receivables Modification, Subsequently Defaulted Recorded Investment		12	16	16
Consumer borrowers | Consumer - Other
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	2,148	1,928	4,789	3,594
Post-modification outstanding recorded investment	1,427	1,505	3,327	2,798
Financing Receivables Modification, Subsequently Defaulted Recorded Investment		¥ 31	473	¥ 41
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	1,133		3,861
Post-modification outstanding recorded investment	1,132		3,860
Corporate borrowers | Other Corporate Loan
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	1,133		3,861
Post-modification outstanding recorded investment	¥ 1,132		¥ 3,860